SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity [Line Items]
Gross proceeds			$ 172,500,000
Proceeds allocated to Public Warrants			(2,760,000)
Class A ordinary shares issuance cost			(9,737,155)
Class A ordinary Shares Subject to Possible Redemption
Temporary Equity [Line Items]
Accretion for Class A ordinary shares to redemption amount	$ 1,604,947	$ 1,551,680	13,914,250
Class A ordinary shares subject to possible redemption	$ 177,073,722	$ 175,468,775	$ 173,917,095